Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

On November 7, 2019, Brigham Minerals declared a dividend of $0.33 per Class A common stock payable on November 27, 2019, to unitholders of record at the close of business on November 20, 2019.

On November 7, 2019, the borrowing base on our new revolving credit facility was increased to $150.0 million.

14. Subsequent Events

In April 2019, Brigham Minerals completed the initial public offering of 16,675,000 shares of Class A common stock at a price to the public of $18.00 per share (the “IPO”). This resulted in net proceeds of approximately $273.3 million, after deducting underwriting commissions and discounts and offering expenses. Brigham LLC used a portion of the net proceeds from the IPO, which were contributed to it by Brigham Minerals to repay the $200.0 million of outstanding borrowings under the Brigham Resources prior revolving credit facility and a $2.1 million prepayment premium fee related to early extinguishment of debt.

As a result of the IPO, Brigham Minerals became a holding company whose sole material asset consists of an interest in Brigham LLC, which wholly owns Brigham Resources. Brigham Resources continues to wholly own the Minerals Subsidiaries, which own all of Brigham Resources’ operating assets. In connection with the IPO, Brigham Minerals became the sole managing member of Brigham LLC and is responsible for all operational, management and administrative decisions relating to Brigham LLC’s business and consolidates the financial results of Brigham LLC and its wholly owned subsidiary, Brigham Resources. All of the interests in Brigham Operating were distributed, directly or indirectly, to the existing owners prior to the consummation of the IPO. As a result, neither Brigham Minerals nor Brigham LLC owned any direct or indirect interest in Brigham Operating at the time of the IPO. Following the IPO, the existing owners controlled a majority of our outstanding voting securities and held a combined 67.2% economic interest in Brigham LLC (directly through their ownership of Brigham LLC Units and indirectly through shares of Brigham Minerals’ Class A common stock).

In connection with the IPO, Brigham Minerals adopted the Brigham Minerals, Inc. 2019 Long Term Incentive Plan (the “2019 Plan”) and granted awards of restricted stock units subject to time-based or performance-based vesting and shares of restricted stock subject to time-based vesting to certain of its directors, officers and employees.

On May 7, 2019, the term loan facility was terminated and paid off using the proceeds generated from the IPO. As a result of the debt repayment, Brigham Minerals recognized a loss on extinguishment of debt of $6.9 million, which consisted of a $4.0 million write-off of capitalized debt issuance costs, a $2.1 million prepayment fee and accrued legal fees of $0.8 million.

On May 16, 2019, Brigham Resources entered into a credit agreement with Wells Fargo Bank, N.A., as administrative agent for the various lenders from time to time party thereto, providing for a new revolving credit facility. The revolving credit facility is subject to a borrowing base that is redetermined periodically and bears interest at a rate per annum equal to, at Brigham Resources’ option, the adjusted base rate or the adjusted LIBOR rate plus an applicable margin. The applicable margin is based on utilization of the revolving credit facility and ranges from (a) in the case of adjusted base rate loans, 0.750% to 1.750% and (b) in the case of adjusted LIBOR rate loans, 1.750% to 2.750%. Brigham Resources may elect an interest period of one, two, three, six, or if available to all lenders, twelve months. A commitment fee is payable quarterly in arrears on the daily undrawn available commitments under the revolving credit facility in an amount ranging from 0.375% to 0.500% based on utilization of the revolving credit facility. The revolving credit facility matures on May 16, 2024 and may be prepaid at any time without premium or penalty (other than customary LIBOR breakage). The revolving credit facility is subject to other customary fees, interest and expense reimbursement provisions. On November 7, 2019, the borrowing base on the revolving credit facility was increased to $150.0 million from a $120.0 million borrowing base as of the closing date of the revolving credit facility. As of December 6, 2019, Brigham Minerals had $80.0 million of outstanding borrowings under its revolving credit facility.

On August 5, 2019 and November 7, 2019, Brigham Minerals declared a dividend of $0.33 per share of Class A common stock payable on August 29, 2019, and November 27, 2019, respectively, to shareholders of record at the close of business on August 22, 2019 and November 20, 2019, respectively.